Segment Reporting (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Leafly Holdings, Inc.[Member]
Segment Reporting (Details) [Line Items]
Number of reportable segment	2	2